PARENT COMPANY INFORMATION (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of parent company information [Line Items]
Investments in subsidiaries	$ 18,589,623	$ 17,529,893
Banco de Bogota S.A. [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	68.74%	68.74%
Investments in subsidiaries	$ 11,000,669	$ 10,331,548
Banco de Occidente S.A. [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	72.27%	72.27%
Investments in subsidiaries	$ 3,174,228	$ 3,089,717
Banco Comercial AV Villas S. A. [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	79.87%	79.87%
Investments in subsidiaries	$ 1,190,740	$ 1,139,881
Banco Popular S. A. [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	93.74%	93.74%
Investments in subsidiaries	$ 2,710,218	$ 2,624,196
Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	44.79%	44.49%
Investments in subsidiaries	$ 504,962	$ 472,466
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	75.69%	75.69%
Investments in subsidiaries	$ 401,341	$ 341,112
Grupo Aval Limited [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	100.00%	100.00%
Investments in subsidiaries	$ (315,227)	$ (316,553)
Grupo Aval International Limited [Member]
Disclosure Of parent company information [Line Items]
Proportion of voting rights held in subsidiary	100.00%	100.00%
Investments in subsidiaries	$ (77,308)	$ (152,474)